[GRAPHIC]

[PIONEER INVESTMENTS LOGO]

PIONEER VARIABLE CONTRACTS TRUST

PIONEER MID CAP VALUE VCT PORTFOLIO--CLASS I SHARES
                                                                   ANNUAL REPORT

                                                               DECEMBER 31, 2001

                                                PIONEER VARIABLE CONTRACTS TRUST

Table of Contents
--------------------------------------------------------------------------------

Pioneer Mid Cap Value VCT Portfolio

   Portfolio and Performance Update                                    2

   Portfolio Management Discussion                                     3

   Schedule of Investments                                             4

   Financial Statements                                                7

   Notes to Financial Statements                                      11

   Report of Independent Public Accountants                           15

   Trustees, Officers and Service Providers                           16

PIONEER MID CAP VALUE VCT PORTFOLIO

PORTFOLIO AND PERFORMANCE UPDATE 12/31/01

[CHART OF PORTFOLIO DIVERSIFICATION]

(As a percentage of total investment portfolio)

U.S. Common Stocks                                   97%
International Common Stocks                           3%

[CHART OF SECTOR DISTRIBUTION

(As a percentage of equity holdings)

Financials                                         19.5%
Technology                                         15.0%
Consumer Cyclicals                                 12.5%
Consumer Staples                                   11.7%
Healthcare                                          9.2%
Capital Goods                                       9.1%
Energy                                              7.9%
Utilities                                           5.8%
Basic Materials                                     4.8%
Communication Services                              2.7%
Other                                               1.8%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

   1. Imation Corp.                                                2.40%
   2. Tricon Global Restaurants, Inc.                              1.64
   3. John H. Harland Co.                                          1.64
   4. Storage Technology Corp.                                     1.61
   5. Alltel Corp.                                                 1.60

Holdings will vary for other periods.

PRICES AND DISTRIBUTIONS

                                                         12/31/01        12/31/00
Net Asset Value per Share                                 $17.35          $17.79

DISTRIBUTIONS PER SHARE                 INCOME         SHORT-TERM      LONG-TERM
(12/31/00 - 12/31/01)                   DIVIDENDS      CAPITAL GAINS   CAPITAL GAINS
                                        $0.100         $0.081          $1.389

PERFORMANCE OF A $10,000 INVESTMENT

The following chart shows the value of an investment made in PIONEER MID CAP VALUE VCT PORTFOLIO at net asset value, compared to the growth of the Standard & Poor's (S&P) 500 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[CHART OF PIONEER MID CAP VALUE]

                        Pioneer Mid Cap   S&P 500
                   Value VCT Portfolio*     Index
           3/1/95               $10,000   $10,000
                                $10,650   $11,315
         12/31/95               $11,713   $12,943
                                $13,527   $14,247
                                $13,473   $15,906
                                $15,541   $19,182
         12/31/97               $16,800   $21,208
                                $18,228   $24,956
                                $16,125   $27,256
                                $18,814   $30,620
         12/31/99               $18,241   $32,978
                                $18,609   $32,831
                                $21,525   $29,976
                                $23,292   $27,976
         12/31/01               $22,922   $26,427

AVERAGE ANNUAL TOTAL RETURNS
(As of December 31, 2001)

NET ASSET VALUE*

Life-of-Portfolio               12.89%
(3/1/95)
5 Years                         11.21%
1 Year                           6.49%

All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. See the pages that comprise the inside cover of this report for performance net of any contract fees, expenses or sales charges.

Past performance does not guarantee future results. Returns and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

PORTFOLIO MANAGEMENT DISCUSSION 12/31/01

In the following discussion, Rod Wright, who is responsible for day-to-day portfolio supervision of Pioneer Mid Cap Value VCT Portfolio, provides an update on the Portfolio, its investment strategies and the general economic environment during the 12-month period ended December 31, 2001.

Q: HOW DID THE  PORTFOLIO PERFORM OVER THE YEAR?

A: For the year ended December 31, 2001, the Portfolio returned 6.49% at net asset value. During the same period, the Standard & Poor's 500 Index lost 11.84%.

Q: WHAT WERE THE PRIMARY FACTORS THAT INFLUENCED PORTFOLIO PERFORMANCE?

A: While virtually all other parts of the domestic equity market lost value as investors fled from higher-priced stocks in the face of slowing economic growth, mid-cap value stocks performed relatively well. Mid-sized companies with reasonable stock valuations were overlooked and undervalued in the bull market for growth stocks that occurred in 1999 and early 2000. As a result, they were attractively valued relative to the rest of the market and especially in relation to large-company stocks. Our emphasis on stock-by-stock fundamental analysis worked well in this environment.

Q: WHAT TYPES OF INVESTMENTS HAD A SIGNIFICANT INFLUENCE ON THE PORTFOLIO'S
   PERFORMANCE?

A: We emphasize individual company analysis and stock selection, and try not to make decisions based on top-down, macroeconomic views. Based on our analysis, we found a number of attractive opportunities in reasonably priced technology companies, raising our technology weighting to 15.04% of net assets. Many of the Portfolio's technology investments performed quite well.

   SYMANTEC, a producer of security technology for the Internet, was a notable performer. Another large position in a tech-related company that worked well was STORAGE TECHNOLOGY. WATERS CORP, a technology company that makes high-performance devices for medical laboratory and research activities, also helped support performance as did GUIDANT, a company that makes implantable medical devices such as defribulators and stents.

   The Portfolio's holdings in the utility and energy industries were disappointing performers particularly after September 11. Although not exposed to Enron, two of the Portfolio's energy holdings WILLIAMS and CALPINE declined in sympathy with Enron. Among individual holdings, the generic pharmaceutical company IVAX was a disappointment. Its stock price fell substantially because of an adverse court ruling.

Q: HAVE YOU MADE ANY RECENT CHANGES TO THE PORTFOLIO?

A: In the face of weakness in oil prices, drilling companies and exploration and production stocks have become inexpensive and we added to our positions. ENSCO, a deepwater drilling company, was an acquisition in this area. At the same time, we have reduced our positions in utility stocks and have become more cautious about consumer-related companies in the face of economic weakness and widespread job layoffs that threaten consumer confidence. However, we did make a recent investment in retailer THE LIMITED when its price fell to an attractive level. We also added DANA CORP., AMERICAN STANDARD and QUANTUM CORP.

Q: WHAT IS YOUR OUTLOOK?

A: I think the mid-cap value universe remains a sector of the stock market with significant potential. In my opinion, mid-cap value stocks offer attractive prices, lower risk and greater appreciation potential than other parts of the market, especially large-cap stocks, many of which are still highly priced. In an uncertain economic environment, I think the Portfolio is well positioned with its composition of reasonably priced stocks selected on the basis of strong company fundamentals.

Mid-capitalization stocks, while offering the potential for higher returns, may be subject to greater short-term price fluctuations than securities of larger companies.

SCHEDULE OF INVESTMENTS 12/31/01

SHARES                                                   VALUE
         COMMON STOCKS - 100.0%
         Basic Materials - 4.8%
         ALUMINUM - 0.9%
 35,905  Alcoa, Inc.                            $  1,276,423
                                                ------------
         CHEMICALS - 0.9%
 20,500  Air Products & Chemicals, Inc.         $    961,655
 23,100  IMC Global, Inc.                            300,300
                                                ------------
                                                $  1,261,955
                                                ------------
         CHEMICALS (SPECIALTY) - 1.1%
 94,900  Wellman, Inc.                          $  1,470,001
                                                ------------
         METALS MINING - 1.0%
102,600  Freeport-McMoRan Copper &
         Gold, Inc. (Class B)*                  $  1,373,814
                                                ------------
         PAPER & FOREST PRODUCTS - 0.9%
 25,600  Bowater, Inc.                          $  1,221,120
                                                ------------
         TOTAL BASIC MATERIALS                  $  6,603,313
                                                ------------
         CAPITAL GOODS - 9.1%
         AEROSPACE/DEFENSE - 1.7%
 18,000  General Dynamics Corp.                 $  1,433,520
 33,300  Precision Castparts Corp.                   940,725
                                                ------------
                                                $  2,374,245
                                                ------------
         ELECTRICAL EQUIPMENT - 2.2%
 59,000  American Power Conversion Corp.*       $    853,140
 61,550  Sanmina-SCI Corp.*                        1,224,845
 46,200  Vishay Intertechnology, Inc.*               900,900
                                                ------------
                                                $  2,978,885
                                                ------------
         MACHINERY (DIVERSIFIED) - 1.6%
 30,800  Deere & Co.                            $  1,344,728
 41,000  Kaydon Corp.                                929,880
                                                ------------
                                                $  2,274,608
                                                ------------
         MANUFACTURING (DIVERSIFIED) - 1.5%
 12,800  American Standard Companies, Inc.*     $    873,344
 23,100  ITT Industries, Inc.                      1,166,550
                                                ------------
                                                $  2,039,894
                                                ------------
         MANUFACTURING (SPECIALIZED) - 0.4%
 31,700  Energizer Holdings, Inc.*              $    603,885
                                                ------------
         METAL FABRICATORS - 0.2%
 18,800  Brush Engineered Materials Inc.        $    267,712
                                                ------------
         WASTE MANAGEMENT - 1.5%
 46,200  Republic Services, Inc.*               $    922,614
 35,900  Waste Management, Inc                     1,145,569
                                                ------------
                                                $  2,068,183
                                                ------------
         TOTAL CAPITAL GOODS                    $ 12,607,412
                                                ------------

         COMMUNICATION SERVICES - 2.7%
         TELEPHONE - 2.7%
 35,900  Alltel Corp.                           $  2,216,107
 16,400  Telephone and Data Systems, Inc.          1,471,900
                                                ------------
                                                $  3,688,007
                                                ------------
         TOTAL COMMUNICATION SERVICES           $  3,688,007
                                                ------------
         CONSUMER CYCLICALS - 12.5%
         AUTO PARTS & EQUIPMENT - 0.7%
 66,200  Dana Corp.                             $    918,856
                                                ------------
         GAMING & LOTTERY COMPANIES - 0.6%
 92,300  Park Place Entertainment Corp.*        $    846,391
                                                ------------
         LEISURE TIME (PRODUCTS) - 0.8%
 67,900  Mattel, Inc.                           $  1,167,880
                                                ------------
         RETAIL (COMPUTERS &
           ELECTRONICS) - 0.9%
 41,000  RadioShack Corp.                       $  1,234,100
                                                ------------
         RETAIL (DEPARTMENT STORES) - 1.2%
 64,100  Penney (J.C.) & Co., Inc.              $  1,724,290
                                                ------------
         RETAIL (DISCOUNTERS) - 0.9%
 41,000  Family Dollar Stores, Inc.             $  1,229,180
                                                ------------
         RETAIL (SPECIALTY) - 1.6%
 82,100  Cole National Corp.*                   $  1,358,755
 56,400  Foot Locker, Inc.*                          882,660
                                                ------------
                                                $  2,241,415
                                                ------------
         RETAIL (SPECIALTY-APPAREL) - 1.3%
123,100  The Limited, Inc.                      $  1,812,032
                                                ------------
         SERVICES (ADVERTISING/MARKETING)
           - 0.7%
 30,800  The Interpublic Group of Companies,
         Inc.                                   $    909,832
                                                ------------
         SERVICES (COMMERCIAL & CONSUMER)
            - 3.8%
 51,300  IMS Health Inc.                        $  1,000,863
 69,250  Regis Corp.                               1,785,265
 33,300  Sabre Group Holdings, Inc.*               1,410,255
205,200  Service Corp. International*              1,023,948
                                                ------------
                                                $  5,220,331
                                                ------------
         TOTAL CONSUMER CYCLICALS               $ 17,304,307
                                                ------------
         CONSUMER STAPLES - 11.7%
         BROADCASTING (CABLE/TELEVISION/RADIO)
           - 1.5%
 74,850  USA Networks Inc.*                     $  2,044,154
                                                ------------
         FOODS - 0.9%
 18,000  Hershey Foods Corp.                    $  1,218,600
                                                ------------
         HOUSEWARES - 1.1%
 38,500  Fortune Brands, Inc.                   $  1,524,215
                                                ------------
         PERSONAL CARE - 1.0%
 23,100  Kimberly-Clark Corp.                   $  1,381,380
                                                ------------

   The accompanying notes are an integral part of these financial statements.

                                       4

SHARES                                                 VALUE

         RESTAURANTS - 2.9%
115,400  Lone Star Steakhouse & Saloon, Inc.    $  1,711,382
 46,200  Tricon Global Restaurants, Inc.*          2,273,040
                                                ------------
                                                $  3,984,422
                                                ------------
         RETAIL (DRUG STORES) - 1.3%
 61,600  CVS Corp.                              $  1,823,360
                                                ------------
         RETAIL STORES (FOOD CHAINS) - 1.4%
 33,300  Albertson's, Inc.                      $  1,048,617
 41,000  Kroger Co.*                                 855,670
                                                ------------
                                                $  1,904,287
                                                ------------
         SPECIALTY PRINTING - 1.6%
102,600  John H. Harland Co.                    $  2,267,460
                                                ------------
         TOTAL CONSUMER STAPLES                 $ 16,147,878
                                                ------------
         ENERGY - 7.9%
         OIL & GAS (DRILLING & EQUIPMENT)
           - 3.1%
 46,200  BJ Services Co.*                       $  1,499,190
 46,200  ENSCO International, Inc.                 1,148,070
 30,800  Tidewater, Inc.                           1,044,120
 15,400  Weatherford International, Inc.*            573,804
                                                ------------
                                                $  4,265,184
                                                ------------
         OIL & GAS (PRODUCTION/EXPLORATION)
           - 2.2%
 20,500  Burlington Resources, Inc.             $    769,570
 66,700  Ocean Energy, Inc.                        1,280,640
 53,900  Pioneer Natural Resources Co.*            1,038,114
                                                ------------
                                                $  3,088,324
                                                ------------
         OIL & GAS (REFINING & MARKETING)
           - 1.7%
 30,800  Sun Company, Inc.                      $  1,150,072
 30,800  Valero Energy Corp.                       1,174,096
                                                ------------
                                                $  2,324,168
                                                ------------
         OIL (DOMESTIC INTEGRATED) - 0.9%
 46,136  Conoco, Inc.                           $  1,305,649
                                                ------------
         TOTAL ENERGY                           $ 10,983,325
                                                ------------
         FINANCIALS - 19.5%
         BANKS (MAJOR REGIONAL) - 4.3%
 15,400  The Bank of New York Co., Inc.         $    628,320
 30,800  BB&T Corp.                                1,112,188
 30,800  Boston Private Financial Holdings, Inc.     679,756
 20,517  Comerica, Inc.                            1,175,624
 33,300  KeyCorp                                     810,522
 33,300  National City Corp.                         973,692
 20,500  SouthTrust Corp.                            505,735
                                                ------------
                                                $  5,885,837
                                                ------------

         BANKS (REGIONAL) - 3.7%
 15,400  First Tennessee National Corp.         $    558,404
 25,600  Marshall & Ilsley Corp.                   1,619,968
 46,200  North Fork Bancorporation, Inc.           1,477,938
 30,800  TCF Financial Corp.                       1,477,784
                                                ------------
                                                $  5,134,094
                                                ------------
         CONSUMER FINANCE - 2.2%
 12,800  Countrywide Credit Industries, Inc.    $    524,416
 20,500  The PMI Group, Inc.                       1,373,705
  3,100  White Mountains Insurance Group Ltd.*     1,078,800
                                                ------------
                                                $  2,976,921
                                                ------------
         FINANCIAL (DIVERSIFIED) - 0.9%
 15,400  SLM Holdings Corp.                     $  1,293,908
                                                ------------
         INSURANCE (LIFE/HEALTH) - 0.7%
 21,500  Jefferson - Pilot Corp.                $    994,805
                                                ------------
         INSURANCE (PROPERTY-CASUALTY) - 5.3%
 20,500  Ace Ltd.                               $    823,075
 18,000  Allmerica Financial Corp.                   801,900
 32,300  Arch Capital Group Ltd.*                    831,725
 16,900  Exel Ltd.                                 1,543,984
 10,300  Markel Corp.*                             1,850,395
 28,150  MBIA Inc.                                 1,509,685
                                                ------------
                                                $  7,360,764
                                                ------------
         INVESTMENT BANK/BROKERAGE - 0.8%
 25,600  A.G. Edwards, Inc.                     $  1,130,752
                                                ------------
         INVESTMENT MANAGEMENT - 1.2%
 59,000  Stilwell Financial, Inc.               $  1,605,980
                                                ------------
         SAVINGS & LOAN COMPANIES - 0.4%
 20,550  Charter One Financial, Inc.            $    557,933
                                                ------------
         TOTAL FINANCIALS                       $ 26,940,994
                                                ------------
         HEALTH CARE - 9.2%
         BIOTECHNOLOGY - 0.5%
 12,800  Biogen, Inc.*                          $    734,080
                                                ------------
         HEALTH CARE (DRUGS/MAJOR
           PHARMACEUTICALS) - 0.8%
 51,300  IVAX Corp.*                            $  1,033,182
                                                ------------
         HEALTH CARE (DRUGS-GENERIC & OTHER)
           - 1.8%
 64,100  Alpharma, Inc.                         $  1,695,445
 20,400  Mylan Laboratories, Inc.                    765,000
                                                ------------
                                                $  2,460,445
                                                ------------
         HEALTH CARE (HOSPITAL MANAGEMENT)
           - 1.5%
 20,500  HCA-The Healthcare Company             $    790,070
 43,600  Triad Hospitals, Inc.*                    1,279,660
                                                ------------
                                                $  2,069,730
                                                ------------
         HEALTH CARE (LONG TERM CARE) - 0.3%
 20,000  Manor Care, Inc.*                      $    474,200
                                                ------------

   The accompanying notes are an integral part of these financial statements.

                                       5

Shares                                                 Value
         HEALTH CARE (MANAGED CARE) - 1.1%
 12,800  Wellpoint Health Networks Inc.*        $  1,495,680
                                                ------------
         HEALTH CARE (MEDICAL
           PRODUCTS/SUPPLIES) - 3.2%
 59,000  Apogent Technologies, Inc.*            $  1,522,200
 20,500  Becton, Dickinson & Co.                     679,575
 35,900  Guidant Corp.*                            1,787,820
 20,500  Sybron Dental Specialities*                 442,390
                                                ------------
                                                $  4,431,985
                                                ------------
         TOTAL HEALTH CARE                      $ 12,699,302
                                                ------------
         TECHNOLOGY - 15.0%
         COMMUNICATIONS EQUIPMENT - 3.0%
123,100  Avaya Inc.*                            $  1,495,665
 51,300  CommScope, Inc.*                          1,091,151
 51,300  Harris Corp.                              1,565,163
                                                ------------
                                                $  4,151,979
                                                ------------
         COMPUTER (HARDWARE) - 0.8%
 29,000  NCR Corp.*                             $  1,068,940
                                                ------------
         COMPUTERS (PERIPHERALS) - 2.2%
 87,600  Quantum Corp - DLT & Storage Systems*  $    862,860
107,700  Storage Technology Corp.*                 2,226,159
                                                ------------
                                                $  3,089,019
                                                ------------
         COMPUTERS (SOFTWARE & Services) - 1.5%
 35,900  American Management*                   $    649,072
 78,000  Parametric Technology Co.*                  609,180
 12,800  Symantec Corp.*                             849,024
                                                ------------
                                                $  2,107,276
                                                ------------
         ELECTRONICS (INSTRUMENTATION) - 1.4%
 51,300  Waters Corp.*                          $  1,987,875
                                                ------------
         ELECTRONICS (SEMICONDUCTORS) - 2.9%
117,950  Adaptec, Inc.*                         $  1,710,275
145,300  Atmel Corp.*                              1,070,861
 41,000  Cypress Semiconductor Corp.*                817,130
 27,690  Roxio, Inc.*                                458,270
                                                ------------
                                                $  4,056,536
                                                ------------
         PHOTOGRAPHY/IMAGING - 2.4%
153,900  Imation Corp.*                         $  3,321,162
                                                ------------
         SERVICES (DATA PROCESSING) - 0.8%
 43,600  Equifax Inc.                           $  1,052,940
                                                ------------
         TOTAL TECHNOLOGY                       $ 20,835,727
                                                ------------
         TRANSPORTATION - 1.8%
         AIRLINES - 0.9%
 66,700  Southwest Airlines Co.                 $  1,232,616
                                                ------------
         RAILROADS - 0.9%
 25,600  Canadian National Railway Co.          $  1,235,968
                                                ------------
         TOTAL TRANSPORTATION                   $  2,468,584
                                                ------------

         UTILITIES - 5.8%
         ELECTRIC COMPANIES - 2.6%
 35,900  DPL, Inc.                              $    864,472
 23,100  DTE Energy Co.                              968,811
 18,000  Great Plains Energy, Inc.                   453,600
 51,300  UtiliCorp United, Inc.                    1,291,221
                                                ------------
                                                $  3,578,104
                                                ------------
         NATURAL GAS - 2.3%
 31,600  KeySpan Energy Corp.                   $  1,094,940
 82,069  The Williams Co., Inc.                    2,094,401
                                                ------------
                                                $  3,189,341
                                                ------------
         POWER PRODUCERS (INDEPENDENT) - 0.9%
 71,800  Calpine Corp.*                         $  1,205,522
                                                ------------
         TOTAL UTILITIES                        $  7,972,967
                                                ------------
         TOTAL COMMON STOCKS
         (Cost $120,873,703)                    $138,251,816
                                                ============

* Non-income producing security

   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS 12/31/01

                                                       YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED        YEAR ENDED
CLASS I                                                 12/31/01       12/31/00        12/31/99        12/31/98          12/31/97
Net asset value, beginning of year                     $  17.79      $  16.26        $  14.49        $  16.15          $  13.05
                                                       --------      --------        --------        --------          --------
Increase (decrease) from investment operations:
   Net investment income (loss)                        $   0.07      $   0.13        $   0.13        $   0.12          $   0.12
   Net realized and unrealized gain (loss)
     on investments                                        1.06          2.62            1.77           (0.65)             3.09
                                                       --------      --------        --------        --------          --------
   Net increase (decrease) from investment operations  $   1.13      $   2.75        $   1.90        $  (0.53)           $ 3.21
Distributions to shareowners:
   Net investment income                                  (0.10)        (0.13)          (0.13)          (0.10)               --
   Net realized gain                                      (1.47)        (1.09)             --           (1.03)            (0.11)
                                                       --------      --------        --------        --------          --------
Net increase (decrease) in net asset value             $  (0.44)     $   1.53        $   1.77        $  (1.66)         $   3.10
                                                       --------      --------        --------        --------          --------
Net asset value, end of year                           $  17.35      $  17.79        $  16.26        $  14.49          $  16.15
                                                       --------      --------        --------        --------          --------
Total return*                                              6.49%        18.00%          13.13%          (4.02)%           24.69%
Ratio of net expenses to average net assets+               0.79%         0.77%           0.76%           0.74%             0.80%
Ratio of net investment income (loss) to average
 net assets(+)                                             0.45%         0.63%           0.77%           0.90%             1.02%
Portfolio turnover rate                                      95%           85%             91%             81%               50%
Net assets, end of year (in thousands)                 $128,340      $111,466        $120,526        $113,359          $105,476
Ratio assuming no waiver of management fees
  and assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                             0.79%         0.77%           0.76%           0.74%             0.80%
  Net investment income (loss)                             0.45%         0.63%           0.77%           0.90%             1.02%
Ratio assuming waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                             0.79%         0.77%           0.76%           0.74%             0.79%
  Net investment income (loss)                             0.45%         0.63%           0.77%           0.90%             1.03%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
+  Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

BALANCE SHEET 12/31/01

                                                                   Pioneer
                                                                Mid Cap Value
                                                                VCT Portfolio
ASSETS:
  Investment in securities, at value (cost $120,873,703)        $ 138,251,816
  Cash                                                              7,997,418
  Receivables -
   Investment securities sold                                         222,422
   Fund shares sold                                                   189,692
   Dividends, interest and foreign taxes withheld                      88,324
   Collateral for securities loaned, at fair value                  5,716,210
  Other                                                                 4,198
                                                                -------------
      Total assets                                              $ 152,470,080
                                                                -------------

LIABILITIES:
  Payables -
   Investment securities purchased                              $   8,073,336
   Fund shares repurchased                                             22,749
   Upon return for securities loaned                                5,716,210
  Due to affiliates                                                    77,808
  Accrued expenses                                                     45,471
                                                                -------------
      Total liabilities                                         $  13,935,574
                                                                -------------

NET ASSETS:
  Paid-in capital                                                $117,329,044
  Accumulated net investment income                                   540,368
  Accumulated undistributed net realized gain                       3,286,981
  Net unrealized gain on:
   Investments                                                     17,378,113
                                                                -------------
      Total net assets                                           $138,534,506
                                                                -------------

NET ASSET VALUE PER SHARE:
  CLASS I:
  (Unlimited number of shares authorized)
   Net assets                                                    $128,339,878
   Shares outstanding                                               7,398,604
                                                                -------------
   Net asset value per share                                    $       17.35

  CLASS II:
  (Unlimited number of shares authorized)
   Net assets                                                   $  10,194,628
   Shares outstanding                                                 589,966
                                                                -------------
   Net asset value per share                                    $       17.28

   The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

                                                                   PIONEER
                                                                MID CAP VALUE
                                                                VCT PORTFOLIO

                                                                  YEAR ENDED
                                                                   12/31/01
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $923)             $   1,314,841
  Interest                                                            207,059
  Income on securities loaned, net                                        926
                                                                -------------
      Total investment income                                   $   1,522,826
                                                                -------------

EXPENSES:
  Management fees                                               $     800,110
  Transfer agent fees                                                   3,112
  Distribution fees (Class II)                                          9,142
  Administrative fees                                                  37,475
  Custodian fees                                                       63,324
  Professional fees                                                    16,721
  Printing                                                             39,464
  Fees and expenses of nonaffiliated trustees                           7,126
  Miscellaneous                                                         5,976
                                                                -------------
     Total expenses                                             $     982,450
                                                                -------------
        Net investment income                                   $     540,376
                                                                -------------

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS
  Net realized gain from:
   Investments                                                  $   4,935,624
  Change in net unrealized gain from:
   Investments                                                  $   2,060,615
                                                                -------------
  Net gain on investments:                                      $   6,996,239
                                                                -------------
  Net increase in net assets resulting
   from operations                                              $   7,536,615
                                                                -------------

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                              PIONEER
                                                           MID CAP VALUE
                                                           VCT PORTFOLIO

                                                      YEAR          YEAR
                                                      ENDED         ENDED
                                                    12/31/01       12/31/00
FROM OPERATIONS:
Net investment income                         $       540,376   $     712,184
Net realized gain on investments                    4,935,624       8,947,046
Change in net unrealized gain on investments        2,060,615       8,855,890
                                              ---------------   -------------
     Net increase in net assets
     resulting from operations                $     7,536,615   $  18,515,120
                                              ---------------   -------------

DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class I                                    $      (656,496)  $    (816,800)
   Class II                                           (15,547)         (9,592)
Net realized gain
   Class I                                         (9,641,505)     (7,092,615)
   Class II                                          (273,726)        (83,291)
                                              ---------------   -------------
     Total distributions to shareowners       $   (10,587,274)  $  (8,002,298)
                                              ---------------   -------------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares              $    32,906,239   $  13,465,491
Reinvestment of distributions                      10,587,274       8,002,299
Cost of shares repurchased                        (15,317,950)    (39,097,233)
                                              ---------------   -------------
     Net increase (decrease) in net assets
       resulting from fund share transactions $    28,175,563   $ (17,629,443)
                                              ---------------   -------------
     Net increase (decrease) in net assets    $    25,124,904   $  (7,116,621)
                                              ---------------   -------------

NET ASSETS:
Beginning of period                               113,409,602     120,526,223
                                              ---------------   -------------
End of period                                 $   138,534,506   $ 113,409,602
                                              ---------------   -------------
Accumulated undistributed net investment
  income, end of period                       $       540,368   $     712,379
                                              ---------------   -------------

   The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS 12/31/01

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

DIVERSIFIED PORTFOLIOS:

   Pioneer Emerging Markets VCT Portfolio
     (Emerging Markets Portfolio)
   Pioneer Global Financials VCT Portfolio
     (Global Financials Portfolio)
   Pioneer Europe VCT Portfolio
     (Europe Portfolio)
   Pioneer International Value VCT Portfolio
     (International Value Portfolio)
     (formerly International Growth)
   Pioneer Small Cap Value VCT Portfolio
     (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio
     (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio
     (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio
     (Growth Shares Portfolio)
   Pioneer Fund VCT Portfolio
     (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio
     (Equity-Income Portfolio)
   Pioneer Balanced VCT Portfolio
     (Balanced Portfolio)
   Pioneer Strategic Income VCT Portfolio
     (Strategic Income Portfolio)
   Pioneer Swiss Franc Bond VCT Portfolio
     (Swiss Franc Bond Portfolio)
   Pioneer America Income VCT Portfolio
     (America Income Portfolio)
   Pioneer Money Market VCT Portfolio
     (Money Market Portfolio)

NON-DIVERSIFIED PORTFOLIOS:

   Pioneer Global Health Care VCT Portfolio
     (Global Health Care Portfolio)
   Pioneer Global Telecoms VCT Portfolio
     (Global Telecoms Portfolio)
   Pioneer Science & Technology VCT Portfolio
     (Science & Technology Portfolio)
   Pioneer Real Estate Growth VCT Portfolio
     (Real Estate Growth Portfolio)
   Pioneer High Yield VCT Portfolio
     (High Yield Portfolio)

Shares of each Portfolio may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The investment objective of Mid Cap Value Portfolio is to seek capital appreciation.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Net asset value for the Portfolio is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principle exchange where they are traded, are determined as of such times. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. FOREIGN CURRENCY TRANSLATION

   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. FEDERAL INCOME TAXES

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   At December 31, 2001, the Portfolio reclassified $39,795 and 549 from accumulated net investment income to accumulated net realized gain on investments and paid in capital, respectively. The reclassification has no impact on the net asset value of the Portfolio and is designed to present the Portfolio's capital accounts on a tax basis.

   In order to comply with federal income tax regulations, Mid Cap Value Portfolio designated $4,697,985 as a capital gain dividend for the purposes of the dividend paid deduction.

   The following shows the tax character of distributions paid during the years ended December 31, 2001 and December 31, 2000 as well as the components of distributable earnings (accumulated losses) on a tax basis as of December 31, 2001.

                                     MID CAP
                                      VALUE
                                     PORTFOLIO
                                       2001          2000
-------------------------------------------------------------
 DISTRIBUTIONS PAID FROM:

 Ordinary Income                    $ 1,217,006   $ 4,615,012
 Long- Term capital gain              9,370,268     3,387,286
                                    -------------------------
                                    $10,587,274   $ 8,002,298
 Return of Capital                            -             -
                                    -------------------------
   Total Distributions              $10,587,274   $ 8,002,298
                                    -------------------------
 DISTRIBUTABLE EARNINGS
 (ACCUMULATED LOSSES):
 Undistributed ordinary income      $   941,390
 Undistributed long-term gain         4,697,874
 Unrealized appreciation/
  depreciation                       15,566,198
                                    -----------
   Total                            $21,205,462
                                    ===========

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

D. PORTFOLIO SHARES

   The Portfolios record sales and repurchases of their trust shares as of trade date. Dividends and distributions to shareowners are recorded as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a majority owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano) $1,378,830 in commissions on the sale of Trust shares for the year ended December 31, 2001

E. SECURITIES LENDING

   The Portfolio loans securities in its portfolio to certain brokers, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and records unrealized gains or losses in the fair value of the securities loaned that may occur during the term of the loan. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at period end are disclosed on the balance sheet. As of December 31, 2001, the Portfolio loaned securities having a fair value of $5,512,716 and received collateral of $5,716,210.

F. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the following annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2001, $75,986 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a majority owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $381 in transfer agent fees payable to PIMSS at December 31, 2001.

4. DISTRIBUTION PLANS

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays to PFD, a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $1,441 in distribution fees payable to PFD at December 31, 2001.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At December 31, 2001, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                                               GROSS                  GROSS                 NET APPRECIATION/
                                       TAX COST              APPRECIATION          DEPRECIATION              (DEPRECIATION)
 Mid Cap Value Portfolio             $122,685,618            $19,031,395           $(3,465,197)                $15,566,198

6. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2001, were $139,007,338 and 113,674,803, respectively.

7. CAPITAL SHARES

At December 31, 2001, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                 '01 SHARES          '01 AMOUNT         '00 SHARES                  '00 AMOUNT
---------------------------------------------------------------------------------------------------------------
 MID CAP VALUE PORTFOLIO
 CLASS I:
 Shares sold                      1,414,581        $ 24,515,826            720,014                $ 11,638,379
 Reinvestment of distributions      602,575          10,298,001            511,605                   7,909,415
 Shares repurchased                (885,951)        (14,866,847)        (2,378,323)                (38,995,914)
                                  ----------------------------------------------------------------------------
   Net decrease                   1,131,205        $ 19,946,980         (1,146,704)               $(19,448,120)
                                  ============================================================================
 CLASS II:

 Shares sold                        490,156        $  8,390,413            109,715                $  1,827,112
 Reinvestment of distributions       16,966             289,273              6,008                      92,884
 Shares repurchased                 (26,647)           (451,103)            (6,232)                   (101,319)
                                  ----------------------------------------------------------------------------
   Net increase                     480,475        $  8,228,583            109,491                $  1,818,677
                                  ============================================================================

PIONEER VARIABLE CONTRACTS TRUST

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

TO THE SHAREOWNERS AND THE BOARD OF TRUSTEES OF PIONEER VARIABLE CONTRACTS
TRUST:

We have audited the accompanying balance sheet, including the schedule of investments, of Pioneer Mid Cap Value VCT Portfolio (one of the Portfolios constituting the Pioneer Variable Contracts Trust), as of December 31, 2001, and the related statement of operations, the statements of changes in net assets and the Class I financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Pioneer Mid Cap Value VCT Portfolio as of December 31, 2001, the results of its operations, the changes in its net assets, and the Class I financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Boston, Massachusetts
February 8, 2002

PIONEER MID CAP VALUE VCT PORTFOLIO

TRUSTEES, OFFICERS AND SERVICE PROVIDERS

INVESTMENT ADVISER
Investment Management, Inc.

CUSTODIAN
Brown Brothers Harriman & Co.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP

PRINCIPAL UNDERWRITER
Pioneer Funds Distributor, Inc.

LEGAL COUNSEL
Hale and Dorr

SHAREHOLDER SERVICES AND TRANSFER AGENT
Pioneer Investment Management Shareholder Services, Inc.

TRUSTEES AND OFFICERS

The Fund's Board of Trustees provides broad supervision over the affairs of the Fund. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers of the Fund are listed below, together with their principal occupations during the past five years. Trustees who are deemed interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee or director of each of the 59 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. (Pioneer) serves as investment adviser (the Pioneer Funds). The address for all Trustees who are interested persons and all officers of the Fund is 60 State Street, Boston Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's trustees and is available upon request, without charge, by calling 1-800-225-6292.

INTERESTED TRUSTEES

NAME, AGE AND ADDRESS     POSITION HELD          TERM OF OFFICE/LENGTH OF SERVICE  PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
John F. Cogan, Jr. (75)*  Chairman of the Board, Trustee since 1994.               Deputy Chairman and a Director
                          Trustee and President  Serves until                      of Pioneer Global Asset
                                                 retirement or                     Management. S.p.A.(PGAM);
                                                 removal.                          Non-Executive Chairman and a
                                                                                   Director of Pioneer Investment
                                                                                   Management USA Inc.
                                                                                   (PIM-USA); Chairman and a
                                                                                   Director of Pioneer; President
                                                                                   of all of the Pioneer Funds;
                                                                                   and Of Counsel (since 2000,
                                                                                   Partner prior to 2000), Hale and
                                                                                   Dorr LLP (counsel to PIM-USA and the
                                                                                   Pioneer Funds)

*Mr. Cogan is an interested trustee because he is an officer or director of the Fund's investment advisor and certain of its affiliates.

Daniel T. Geraci (44)**   Trustee and            Trustee since                     Director and CEO-US of PGAM since
                          Executive Vice         October, 2001.                    November 2001; Director, Chief
                          President              Serves until                      Executive Officer and
                          retirement or removal.                                   President of PIM-USA since October
                                                                                   2001; Director of Pioneer Funds
                                                                                   Distributor, Inc. and
                                                                                   Pioneer Investment Management
                                                                                   Shareholder Services, Inc. since
                                                                                   October 2001; President and a
                                                                                   Director of Pioneer and Pioneer
                                                                                   International Corporation since
                                                                                   October 2001; Executive Vice
                                                                                   President of all of the Pioneer
                                                                                   Funds since October 2001;
                                                                                   President of Fidelity Private
                                                                                   Wealth Management Group from 2000
                                                                                   through October 2001; and
                                                                                   Executive Vice President --
                                                                                   Distribution and Marketing of
                                                                                   Fidelity Investments Institutional
**Mr. Geraci is an interested trustee because he is an officer, director           Services and Fidelity Investments
and employee of the Fund's investment advisor and certain of its affiliates.       Canada Ltd. prior to 2000

NAME, AGE AND ADDRESS        OTHER DIRECTORSHIPS HELD
John F. Cogan, Jr. (75)*     Director of Harbor Global
                             Company, Ltd.

Daniel T. Geraci (44)**      None

                                       16

INDEPENDENT TRUSTEES

NAME, AGE AND ADDRESS          POSITION HELD   TERM OF OFFICE/LENGTH OF SERVICE  PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Mary K. Bush (53)              Trustee         Trustee since 2000.               President, Bush & Co. (international financial
4201 Cathedral Avenue,                         Serves until retirement or        advisory firm)
NW, Washington, DC, 20016                      removal.

Richard H. Egdahl, M.D.(75)    Trustee         Trustee since 1995.               Alexander Graham Bell Professor of Health
Boston University Healthcare                   Serves until retirement or        Care Entrepreneurship, Boston University;
Entrepreneurship Program,                      removal.                          Professor of Management, Boston University
53 Bay State Road,                                                               School of Management; Professor of Public
Boston, MA 02215                                                                 Health, Boston University School of Public
                                                                                 Health; Professor of Surgery, Boston University
                                                                                 School of Medicine; University Professor,
                                                                                 Boston University

Margaret B.W. Graham (54)      Trustee         Trustee since 2000.               Founding Director, The Winthrop Group, Inc.
1001 Sherbrooke Street West,                   Serves until retirement or        (consulting firm); Professor of Management,
Montreal, Quebec, Canada                       removal.                          Faculty of Management, McGill University

Marguerite A. Piret (53)       Trustee         Trustee since 1995.               President, Newbury, Piret & Company, Inc.
One Boston Place, 26th Floor,                  Serves until retirement or        (merchant banking firm)
Boston, MA 02108                               removal.

Stephen K. West (73)           Trustee         Trustee since 1995.               Of Counsel, Sullivan & Cromwell (law firm)
125 Broad Street,                              Serves until retirement or
New York, NY 10004                             removal.

John Winthrop (65)             Trustee         Trustee since 2000.               President, John Winthrop & Co., Inc.
One North Adgers Wharf                         Serves until retirement or        (private investment firm)
Charleston, SC 29401                           removal.

NAME, AGE AND ADDRESS             OTHER DIRECTORSHIPS HELD
Mary K. Bush (53)                 Director and/or Trustee of Brady Corporation
4201 Cathedral Avenue, NW,        (industrial identification and specialty coated
Washington, DC, 20016             material products manufacturer), Mastec Inc.
                                  (communications and energy infrastructure),
                                  Mortgage Guaranty Insurance Corporation,
                                  R.J. Reynolds Tobacco Holdings, Inc. (tobacco)
                                  and Student Loan Marketing Association
                                  (secondary marketing of student loans)

Richard H. Egdahl, M.D.(75)       None
Boston University Healthcare
Entrepreneurship Program,
53 Bay State Road,
Boston, MA 02215

Margaret B.W. Graham (54)         None
1001 Sherbrooke Street West
Montreal, Quebec, Canada

Marguerite A. Piret (53)          Director, Organogenesis Inc.
One Boston Place,                 (tissue engineering company)
26th floor Boston, MA 02108

Stephen K. West (73)              Director, Dresdner RCM Global Strategic Income
125 Broad Street,                 Fund, Inc. and The Swiss Helvetia Fund, Inc.
New York, NY 10004                (closed-end investment companies),
                                  AMVESCAP PLC (investment managers) and
                                  First ING Life Insurance Company of New York

John Winthrop (65)                Director of NUI Corp. (energy sales,
One North Adgers Wharf            services and distribution)
Charleston, SC 29401

                                       17

FUND OFFICERS

NAME, AGE AND ADDRESS     POSITION HELD         TERM OF OFFICE/LENGTH OF SERVICE   PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Joseph P. Barri (55)      Secretary             Since 1994. Serves at the          Partner, Hale and Dorr, LLP; Secretary of
                                                discretion of Board.               each Pioneer fund

Dorothy E. Bourassa (54)  Assistant Secretary   Since 2000. Serves at the          Secretary of PIM-USA: Senior Vice President-
                                                discretion of Board.               Legal of Pioneer; and Secretary/Clerk of most
                                                                                   of PIM-USA's subsidiaries since October 2000;
                                                                                   Assistant Secretary of all of the Pioneer Funds
                                                                                   since November 2000; Senior Counsel, Assistant
                                                                                   Vice President and Director of Compliance of
                                                                                   PIM-USA from April 1998 through October 2000;
                                                                                   Vice President and Assistant General Counsel,
                                                                                   First Union Corporation from December 1996
                                                                                   through March 1998

Vincent Nave (56)         Treasurer              Since 2000. Serves at the         Vice President-Fund Accounting and Custody
                                                 discretion of Board.              Services of Pioneer (Manager from September
                                                                                   1996 to February 1999); and Treasurer of all
                                                                                   of the Pioneer Funds (Assistant Treasurer
                                                                                   from June 1999 to November 2000)

Luis I. Presutti (36)     Assistant Treasurer    Since 2000. Serves at the         Assistant Vice President-Fund Accounting,
                                                 discretion of Board.              Administration and Custody Services of
                                                                                   Pioneer (Fund Accounting Manager from
                                                                                   1994 to 1999); and Assistant Treasurer of
                                                                                   all of the Pioneer Funds since November 2000

John F. Daly III (36)     Assistant Treasurer    Since 2000. Serves at the         Global Custody and Settlement Division Manager
                                                 discretion of Board.              of PIM-USA; and Assistant Treasurer of all of
                                                                                   the Pioneer Funds since November 2000

NAME, AGE AND ADDRESS                 OTHER DIRECTORSHIPS HELD
OTHER DIRECTORSHIPS HELD
Joseph P. Barri (55)                  None

Dorothy E. Bourassa (54)              None

Vincent Nave (56)                     None

Luis I. Presutti (36)                 None

John F. Daly III (36)                 None


[PIONEER INVESTMENTS LOGO]

PIONEER VARIBALE CONTRACTS TRUST

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                                                   11379-00-0202